SHORT-TERM AND LONG-TERM DEBT - Interest Rate Information (Details)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Secured Overnight Financing Rate ("SOFR"), closing rate (as a percent)	0.0387	0.0449
Effective Federal Funds Rate ("EEFR"), closing rate (in percentage)	0.0364	0.0433
Three month Norwegian kroner NIBOR rate (in percentage)	4.07%	4.68%
Floating Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	5.25%	5.96%
Lease debt financing due through 2033
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	5.02%	5.06%
Fixed Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	8.27%	8.40%